Short-Term Operating Lease (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Short-Term Operating Lease [Abstract]
Schedule of leases and the consolidated financial statements
	Six months ended December 31, 2022	Six months ended December 31, 2021
	US$	US$
Operating lease costs	131,046	177,487

	June 30, 2022	June 30, 2021
	US$	US$
Operating lease costs	253,966	136,064

Schedule of operating lease costs
	December 31, 2022	June 30, 2022
Weighted average remaining lease term (years) of operating leases:	0.5	0.5
Weighted average discount rate of operating leases:	2.9%	2.9%